Retirement-Related Benefits - Net Periodic Cost (Details) - USD ($) $ in Millions	3 Months Ended			12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Components of net periodic (income)/cost of the retirement-related benefit plans
Pension settlement charges				$ 3,113	$ 0	$ 5,894
Pension Plan
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans				3,918	30	6,693
Other Postretirement Benefits Plan
Components of net periodic (income)/cost of the retirement-related benefit plans
Total net periodic pension / nonpension (income)/cost of defined benefit plans				120	128	115
United States
Components of net periodic (income)/cost of the retirement-related benefit plans
Pension settlement charges		$ 2,700
United States | Pension Plan
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost				394	0	0
Interest cost				911	1,090	1,129
Expected return on plan assets				(1,253)	(1,529)	(1,729)
Amortization of prior service costs/(credits)				0	0	8
Recognized actuarial losses				452	109	527
Curtailments and settlements				2,761	0	5,923
Multi-employer plans				0	0	0
Other costs/(credits)				0	0	0
Total net periodic pension / nonpension (income)/cost of defined benefit plans				3,265	(329)	5,857
Pension settlement charges			$ 5,900
United States | Other Postretirement Benefits Plan
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost				2	4	5
Interest cost				106	117	85
Expected return on plan assets				0	0	0
Amortization of prior service costs/(credits)				(29)	(29)	(10)
Recognized actuarial losses				0	0	5
Curtailments and settlements				0	0	0
Other costs/(credits)				0	0	0
Total net periodic pension / nonpension (income)/cost of defined benefit plans				79	92	85
Non-U.S. Plans
Components of net periodic (income)/cost of the retirement-related benefit plans
Pension settlement charges	$ 400
Non-U.S. Plans | Pension Plan
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost				170	177	237
Interest cost				1,077	1,170	493
Expected return on plan assets				(1,546)	(1,440)	(1,016)
Amortization of prior service costs/(credits)				22	20	14
Recognized actuarial losses				516	400	1,031
Curtailments and settlements				398	7	47
Multi-employer plans				13	13	15
Other costs/(credits)				3	13	15
Total net periodic pension / nonpension (income)/cost of defined benefit plans				652	359	836
Non-U.S. Plans | Other Postretirement Benefits Plan
Components of net periodic (income)/cost of the retirement-related benefit plans
Service cost				2	2	3
Interest cost				41	39	24
Expected return on plan assets				(1)	(2)	(2)
Amortization of prior service costs/(credits)				0	0	0
Recognized actuarial losses				(1)	(1)	4
Curtailments and settlements				0	(2)	0
Other costs/(credits)				0	0	0
Total net periodic pension / nonpension (income)/cost of defined benefit plans				$ 41	$ 36	$ 30